Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 09, 2017
Annual Return 2018	(3.28%)
Annual Return 2019	31.53%
Annual Return 2020	18.67%
Annual Return 2021	31.57%
Annual Return 2022	(20.27%)
Annual Return 2023	29.04%